Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 249,970	$ 309,029
Restricted cash	15,535	8,110
Marketable securities	15,449	16,300
Trade accounts receivable, net	18,874	23,363
Other current assets	29,983	25,437
Related party receivables	6,104	1,990
Derivative instruments receivable	11,811	3,748
Inventories	33,518	20,142
Prepaid expenses and accrued income	10,430	8,587
Voyages in progress	3,155	9,062
Favorable charter party contracts	18,732	18,732
Total current assets	413,561	444,500
Restricted cash	56,156	54,845
Vessels and equipment, net	2,452,707	2,215,003
Vessels under capital leases, net	1,617	2,061
Newbuildings	0	105,727
Vessels held for sale	14,357	0
Favorable charter party contracts	25,664	34,954
Investments in associated companies	1,470	2,287
Other long term assets	11,994	10,681
Total assets	2,977,526	2,870,058
Current liabilities
Current portion of long-term debt	231,462	109,671
Current portion of obligations under capital leases	5,438	5,239
Derivative instruments payable	913	2,293
Related party payables	39	2,730
Trade accounts payables	11,123	5,401
Accrued expenses	30,565	24,304
Other current liabilities	30,427	32,089
Total current liabilities	309,967	181,727
Long-term liabilities
Long-term debt	1,152,146	1,134,788
Long-term related party debt	0	44,000
Obligations under capital leases	4,687	7,435
Other long term liabilities	7,723	8,059
Total liabilities	1,474,523	1,376,009
Commitments and contingencies
Equity
Share capital (2018: 144,247,697 shares. 2017: 142,197,697 shares. All shares are issued and outstanding at par value $0.05)	7,214	7,111
Additional paid in capital	472,430	454,694
Contributed capital surplus	1,349,974	1,378,824
Accumulated other comprehensive income	0	5,323
Accumulated deficit	(326,615)	(351,903)
Total equity	1,503,003	1,494,049
Total liabilities and equity	$ 2,977,526	$ 2,870,058